Goodwill and Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 Y	Dec. 31, 2010	Dec. 31, 2009
Goodwill and Intangible Assets
Useful Life, maximum (in years)	17
Gross	$ 3,037,000	$ 3,730,000
Accumulated Amortization	3,037,000	3,317,000
Net		413,000
Amortization expense for intangible assets	200,000	500,000	900,000
Contractual backlogs
Goodwill and Intangible Assets
Useful Life, minimum (in years)	1	1
Useful Life, maximum (in years)	3	3
Gross		497,000
Accumulated Amortization		497,000
Customer relationships
Goodwill and Intangible Assets
Useful Life, minimum (in years)	5	5
Useful Life, maximum (in years)	17	17
Gross	451,000	647,000
Accumulated Amortization	451,000	428,000
Net		219,000
Patented technology
Goodwill and Intangible Assets
Useful Life, minimum (in years)	4	4
Useful Life, maximum (in years)	5	5
Gross	2,526,000	2,526,000
Accumulated Amortization	2,526,000	2,333,000
Net		193,000
Specialty-trained workforce
Goodwill and Intangible Assets
Useful Life (in years)	4	4
Gross	60,000	60,000
Accumulated Amortization	60,000	59,000
Net		$ 1,000